REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Non-controlling Interest
SCHEDULE OF RECONCILIATION CHANGE IN REDEEMABLE NONCONTROLLING INTEREST

The table below presents the reconciliation of changes in redeemable non-controlling interest:

Balance at December 31, 2022	$885,028
Preferred dividends attributable to redeemable non-controlling interest	19,041
Accretion of embedded derivative and transaction costs associated with Akos Series A Preferred Stock to redemption value	147,988
Redemption of Akos Series A Preferred Stock	(1,052,057)
Balance at December 31, 2023	$—